Transactions with Related Parties, Management Agreements (Details)		3 Months Ended	9 Months Ended	12 Months Ended			30 Months Ended
	Sep. 10, 2024 Vessel	Mar. 31, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) Vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) Vessel
Transactions with Related Parties [Abstract]
Gain on sale of vessels, net from related party				$ 0	$ 8,094,000	$ 0
Gain on spin-off of United Maritime Corporation				0	0	2,800,000
Fees from related parties				$ 2,578,000	3,198,000	2,391,000
United [Member] | Master Management Agreement [Member]
Transactions with Related Parties [Abstract]
Daily fixed administration fee per vessel							$ 300
Notice period for termination of agreement				3 months
Automatic extension period of agreement				12 months
United [Member] | Right of First Refusal Agreement [Member]
Transactions with Related Parties [Abstract]
Gain on sale of vessels, net from related party					8,094,000
Gain on spin-off of United Maritime Corporation						2,800,000
Cost of vessel contributed						12,902,000
Unamortized deferred charges						3,058,000
Other costs						48,000
Fees from related parties				$ 2,578,000	3,198,000	$ 2,391,000
Due from related parties			$ 308,000	$ 7,271,000	$ 308,000		$ 7,271,000
United [Member] | Right of First Refusal Agreement [Member] | Maximum [Member]
Transactions with Related Parties [Abstract]
Term of short-term charters				13 months
Seanergy Shipmanagement [Member] | United [Member] | Technical Management Agreement [Member]
Transactions with Related Parties [Abstract]
Number of vessels managed by related party | Vessel				5			5
Number of managed vessels whose technical management services were terminated | Vessel	1
Seanergy Shipmanagement [Member] | United [Member] | Technical Management Agreement [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Fixed management fee per month				$ 10,000
Number of vessels charged monthly fixed management fee | Vessel				1
Seanergy Shipmanagement [Member] | United [Member] | Technical Management Agreement [Member] | Maximum [Member]
Transactions with Related Parties [Abstract]
Fixed management fee per month				$ 14,000
Number of vessels charged monthly fixed management fee | Vessel				5
Seanergy Management [Member] | United [Member] | Commercial Management Agreement [Member]
Transactions with Related Parties [Abstract]
Commercial management fee		1.25%	0.75%
Percentage of contract price paid on purchase or sale of vessel		1.00%	1.00%	1.00%